Fair Values of Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	$ 820	$ 164
Class B Series Two and Three common share liability	7,615	7,487
Conversion right on 6.25% Convertible Debentures	954	2,080
Liabilities, Fair Value Disclosure, Recurring, Total	9,389	9,731
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency exchange contracts	820	164
Class B Series Two and Three common share liability	7,615	7,487
Liabilities, Fair Value Disclosure, Recurring, Total	8,435	7,651
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion right on 6.25% Convertible Debentures	954	2,080
Liabilities, Fair Value Disclosure, Recurring, Total	$ 954	$ 2,080